Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Revenue Recognition

Note 4. Revenue Recognition

Disaggregation of Revenue

The Company disaggregates revenue from contracts with customers by product type and by geographical market. The Company believes that these categories aggregate the payor types by nature, amount, timing and uncertainty of its revenue streams. The following table summarizes the Company’s disaggregated revenues (in thousands) for the year ended December 31:

	Pattern of
	Recognition	2021	2020	2019
By Product Type:
Devices and accessories	Point-in-time	$47,868	$38,347	$25,081
Subscription services and other services	Over time	14,697	7,905	2,502
Total revenue		$62,565	$46,252	$27,583
By Geographical Market:
United States		$42,993	$33,237	$23,997
International		19,572	13,015	3,586
Total revenue		$62,565	$46,252	$27,583

Contract Balances

Contract balances represent amounts presented in the consolidated balance sheets when either the Company has transferred goods or services to the customer, or the customer has paid consideration to the Company under the contract. These contract balances include trade accounts receivable and deferred revenue. Deferred revenue represents cash consideration received from customers for services that are transferred to the customer over the respective subscription period. The accounts receivable balances represent amounts billed to customers for goods and services for which the Company has an unconditional right to payment of the amount billed.

The following table provides information about receivables and deferred revenue from contracts with customers (in thousands):

	December 31,	December 31,
	2021	2020
Accounts receivable, net	$11,936	$5,752
Deferred revenue, current	13,071	8,443
Deferred revenue, non-current	5,476	2,790

The Company recognizes a receivable when it has an unconditional right to payment, and payment terms are typically 30 days for product and service sales on credit.

The amount of revenue recognized during the years ended December 31, 2021 and 2020 that was included in the deferred revenue balance at the beginning of the period was $8.4 million and $3.2 million, respectively.

Transaction Price Allocated to Remaining Performance Obligations

On December 31, 2021, the Company had $21.2 million of remaining performance obligations. The Company expects to recognize 64% of its remaining performance obligations as revenue in fiscal year 2022, and an additional 36% in fiscal year 2023 and thereafter.

Significant Judgments

The Company makes significant judgments applying the guidance related to the determination of the timing and pattern of satisfaction of performance obligations and determination of the SSP of performance obligations. See Note 2 “Summary of Significant Accounting Policies” for details.

Costs of Obtaining or Fulfilling Contracts

The Company incurs incremental costs of obtaining contracts and costs of fulfilling contracts with customers. Incremental costs of obtaining contracts, which include commissions and referral fees paid to third parties as a result of obtaining contracts with customers, are capitalized to the extent that the Company expects to recover such costs. Costs of fulfilling contracts that relate specifically to a contract with a customer, and result from activities that generate the Company’s resources and enable it to satisfy its performance obligations in the contract with the customer, are capitalized to the extent that the Company expects to recover such costs. Capitalized costs are amortized in a pattern that is consistent with the Company’s transfer to the customer of the related goods and services. Such costs were not material during the years ended December 31, 2021 and 2020.

Practical Expedients and Accounting Policy Elections

In determining the transaction price of its contracts with customers, the Company estimates variable consideration using a portfolio of data from similar contracts.

As a practical expedient, the Company does not adjust the transaction price for the effects of a significant financing component in contracts in which the period between when the Company transfers the promised good or service to the customer and when the customer pays for that good or service is a year or less.

The Company has made an accounting policy election to exclude all sales taxes from the transaction price of its contracts with customers. Accordingly, sales taxes collected from customers and remitted to government authorities are not included in revenue and are accounted for as a liability until they have been remitted to the respective government authority.